Research and Development (Schedule of Research and Development) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense [Abstract]
Research and development expenses	€ 150,118	€ 130,153	€ 79,331
Research and development grants and credits	(899)	(753)	(546)
Total research and development expenses	€ 149,219	€ 129,400	€ 78,785